Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Shares (Details) - Sonnet BioTherapeutics Holdings, Inc. [Member] - shares	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Total anti-dilutive weighted average shares	5,144,413	1,183,437	1,183,437	91,540
Common Stock Warrants August 2021 [Member]
Total anti-dilutive weighted average shares	14,031	14,031	14,031	16,039
Underwriter Warrants August 2021 [Member]
Total anti-dilutive weighted average shares	284	284	284	284
Chanticleer Warrants [Member]
Total anti-dilutive weighted average shares	6	6	6	6
Series C Warrants [Member]
Total anti-dilutive weighted average shares	2,297	2,297	2,297	4,591
Series 3 Warrants [Member]
Total anti-dilutive weighted average shares	1,566	1,566	1,566	1,566
Unvested Restricted Stock Units and Awards [Member]
Total anti-dilutive weighted average shares		17,152	17,152	288
Common Stock Warrants February 2023 [Member]
Total anti-dilutive weighted average shares	31,563	33,982	33,982	33,982
Underwriter Warrants February 2023 [Member]
Total anti-dilutive weighted average shares	1,933	1,933	1,933	5,523
Common Stock Private Placement Warrants June 2023 [Member]
Total anti-dilutive weighted average shares	28,409	28,409	28,409	28,409
Placement Agent Warrants June 2023 [Member]
Total anti-dilutive weighted average shares	852	852	852	852
Common Stock Warrants October 2023 [Member]
Total anti-dilutive weighted average shares	354,994	354,994	354,994
Underwriter Warrants October 2023 [Member]
Total anti-dilutive weighted average shares	10,664	10,664	10,664
Placement Agent Warrants June 2024 [Member]
Total anti-dilutive weighted average shares	14,142	14,142	14,142
Common Stock Warrants June 2024 [Member]
Total anti-dilutive weighted average shares	703,125	703,125	703,125
Common Stock Warrants November 2024 [Member]
Total anti-dilutive weighted average shares	2,222,222
Common Stock Registered Direct Warrants December 2024 [Member]
Total anti-dilutive weighted average shares	1,085,325
Common Stock PIPE Warrants December 2024 [Member]
Total anti-dilutive weighted average shares	673,000